Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents	Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025	AS OF JUNE 30, 2026
CASH AND CASH EQUIVALENTS
Cash equivalents	478,541	218,055
Cash	38,144	169,936
Cash and cash equivalents	516,685	387,992